Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories [Line Items]
Inventories	$ 96,371	$ 85,187
Gross carrying amount [Member]
Disclosure Of Inventories [Line Items]
Raw materials and supplies	23,490	18,578
Work in progress	17,992	18,593
Finished goods	$ 54,889	$ 48,016